Label	Element	Value
O'Shares Global Internet Giants ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	O’Shares Global Internet Giants ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Target Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold and sell shares in the Fund. Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance (before fees and expenses) of the Target Index.

The Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider” or “Adviser”).

The Target Index is constructed using a proprietary, rules-based methodology designed to select equity securities from 2500 global stocks in two main business segments, Internet Technology and Internet Commerce, by identifying companies in the following industries: Application Software, Integrated Telecommunication Services, Interactive Media & Services, Internet & Direct Marketing Retail, Systems Software, Movies & Entertainment, Interactive Home Entertainment and Internet Services & Infrastructure, selecting those that have exposure to the following factors: 1) quality and 2) growth. The selection criteria include requirements for minimum capitalization (adjusted for free float), minimum price and minimum average daily trading volume. The universe of eligible securities includes the 1000 largest U.S. listed companies, the 500 largest European companies, the 500 largest Pacific basin companies and the 500 largest emerging market companies, measured by market capitalization. Constituents of the Fund’s Target Index must derive at least 50% of their revenues from Internet Technology and/or Internet Commerce. The “quality” factor is determined primarily by “cash burn rate”, the monthly rate that a company uses shareholder capital. Companies with a high ratio of cash burn rate to balance sheet cash and cash equivalents are excluded from the Target Index. The “growth” factor is measured by revenue growth and stocks are assigned a growth rating. The Target Index excludes pass-through securities such as real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), business development companies (“BDCs”) and closed-end funds (“CEFs”).

Stock weightings in the Target Index are determined according to a modified market capitalization weighting method, using the full market capitalization combined with the growth rating, subject to constraints for diversification and capacity. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The Target Index is rebalanced quarterly and reconstituted semi-annually. At the quarterly rebalance, a capping methodology is applied to limit individual stock concentration and increase diversification in the Target Index. As of June 30, 2020, the Target Index was comprised of 70 securities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Target Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Target Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Target Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Target Index (e.g., where the Target Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Target Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Target Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of June 30, 2020, the Communication Services, Consumer Discretionary and Information Technology sectors each represented a substantial portion of the Target Index. The Target Index provides exposure to various global markets, including emerging markets. As of June 30, 2020 the Target Index included the following countries: Argentina, Canada, China, France, Germany, Israel, Japan, New Zealand, Switzerland and the United States.

The Fund may invest up to 20% of its total assets in investments not included in the Target Index, but which Vident Investment Advisory, LLC (the “Sub-Adviser”) believes will help the Fund track the Target Index. For example, there may be instances in which the Sub-Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

The Target Index methodology was developed by the Index Provider, an affiliate of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent that the Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund. The Fund is subject to the principal investment risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”, trading price, yield, total return and ability to meet its investment objective.

Market Events Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

COVID-19 Risk. The value of the securities in which the Fund invests may be affected by certain events or developments that adversely interrupt the global supply chain such as pandemics. The outbreak of COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Multifactor Risk. The Target Index, and thus the Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Growth Securities Risk. The Fund will invest in securities exhibiting growth characteristics. Growth securities may be more volatile and perform differently than the broad market. They may underperform when compared to securities with different characteristics. Growth securities may be sensitive to economic conditions and tend to perform better during periods of economic recovery. As a result, growth securities may outperform or underperform the broad market over time.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. Because the Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

China Risk. Investments in Chinese securities, including certain Hong Kong-listed securities, subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Index-Related Risk. The Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Risks related to the Index Provider. There is no assurance that the Index Provider or the index calculation agent will compile the Target Index accurately, or that the Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indexes, and does not guarantee that the Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider or index calculation agent errors will therefore be borne by the Fund and its shareholders. The Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Target Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Target Index. In addition, the Fund’s NAV may deviate from the Target Index if the Fund fair values a portfolio security at a price other than the price used by the Target Index for that security. To the extent the Fund uses a representative sampling strategy to track the Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Concentration Risk. To the extent that the Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Communication Services Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid-Capitalization Securities Risk. The securities of small and mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Fund (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Target Index and a broad-based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.oshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns compare against the Target Index and a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the periods shown in the bar chart above:

Best Quarter	March 31, 2019	25.98%
Worst Quarter	September 30, 2019	(6.55)%

The year-to-date return as of the calendar quarter ended September 30, 2020 is 67.81%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	67.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.55%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants Index
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	37.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
O'Shares Global Internet Giants ETF | NASDAQ-100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	39.46%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.82%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 YEAR	rr_ExpenseExampleYear01	$ 49
3 YEARS	rr_ExpenseExampleYear03	154
5 YEARS	rr_ExpenseExampleYear05	269
10 YEARS	rr_ExpenseExampleYear10	$ 604
Annual Return 2019	rr_AnnualReturn2019	36.62%
One Year	rr_AverageAnnualReturnYear01	36.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	36.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants ETF | After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	21.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018

[1]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.